BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
The Consolidated Financial Statements are presented in Canadian dollars, Pembina's functional currency, with all values presented in millions, unless otherwise indicated.
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The material accounting policies applied in preparation of the Consolidated Financial Statements are set out below in Note 3 and have been applied consistently to all periods presented.
The Consolidated Financial Statements were authorized for issue by Pembina's Board of Directors on February 22, 2024.
a. Basis of Measurement
The Consolidated Financial Statements have been prepared on a historical cost basis with some exceptions, as detailed in the accounting policies set out below.
b. Basis of Consolidation
These Consolidated Financial Statements include the results of the Company and its subsidiaries together with its interests in joint arrangements.
i) Subsidiaries
Subsidiaries are entities, including unincorporated entities such as partnerships, controlled by Pembina. The financial results of subsidiaries are included in the Consolidated Financial Statements from the date that control commences until the date when control ceases. Balances and transactions, including any revenue and expenses, with or between subsidiaries have been eliminated in preparing the Consolidated Financial Statements.
When there is a loss of control of a subsidiary, the Company derecognizes the assets and liabilities of the subsidiary and other components of equity. However, there is an accounting policy choice to recognize the entirety of any resulting gain or loss in earnings on loss of control or to recognize the gain or loss only to the extent of the unrelated investor's interest in the joint venture. Pembina has elected to recognize the full gain in its entirety. As a result, any interest retained in the former subsidiary is measured at fair value when control is lost.
Pembina's non-controlling interest, which related to the Company's Jordan Cove project, was initially recognized at fair value on the acquisition date. The non-controlling interest was derecognized in 2023 when the related equity interest had expired. The derecognition resulted in a re-classification from non-controlling interest to equity attributable to shareholders.
ii) Joint Arrangements
Joint arrangements represent arrangements where Pembina has joint control established by a contractual agreement. Joint arrangements give rise to either joint operations or joint ventures. The determination of joint control requires significant judgment about each party's substantive rights, exposure to variability of returns, and the power necessary for the party to affect its respective returns. Joint control exists when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Ownership percentage alone may not be a determinant of joint control.
Joint Operations
Pembina recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses from the date that joint control commences until the date that joint control ceases.
Joint Ventures and the Equity Method
Joint ventures are accounted for using the equity method of accounting. The acquisition of interests in a joint venture that is a business are measured and recorded using the acquisition method. Other acquisitions of interests in a joint venture are measured and recorded at cost. Joint ventures are adjusted thereafter for any change in the Company's share of the investees' net assets.
Pembina's acquired interest in the joint venture, Pembina Gas Infrastructure Inc. ("PGI"), involved the use of the acquisition method, which required significant estimates to determine the fair values of the consideration exchanged, the newly acquired interest, and the respective assets and liabilities of the investee. Assumptions and estimates of future cash flows, contract renewal rates, and discount rates were made in applying the acquisition method.
Pembina's Consolidated Financial Statements include its share of the equity accounted investees' profit or loss and comprehensive income until the date that joint control ceases. When Pembina's share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that Pembina has an obligation or has made payments on behalf of the investee. Distributions from and contributions to investments in equity accounted investees are recognized when received or paid.
Unrealized gains arising from transactions with joint ventures are eliminated against the investment to the extent of Pembina's interest in the investee. However, unrealized gains that arise in a circumstance where the Company has contributed a business to a joint venture are fully recognized. Losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
iii) Foreign Currency
For each subsidiary and joint venture, Pembina determines the entity's respective functional currency. The assets and liabilities of these entities, whose functional currencies are other than Canadian dollars, are translated into Canadian dollars at the foreign exchange rate as at the reporting date, while revenues and expenses are translated using average monthly foreign exchange rates. Foreign exchange differences arising on translation of these entities are included in exchange gain (loss) on translation of foreign operations in other comprehensive income. Judgments are required concerning the entity's economic environment in which it operates and the nature of the cash flows that materialize, with consideration given to the currency that influences sales prices, financing activities, the country whose competitive forces and regulatory environment has the most influence, and the currency that most significantly impacts operating costs and economics.
c. Use of Estimates and Judgments
The preparation of the Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that are based on facts and circumstances as at the date of the Consolidated Financial Statements, which could affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Judgments, estimates, and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about estimates and judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements is included in the following notes:
Judgments
•Note 2(b)(ii): Assessment of joint control for joint arrangements;
•Note 3(f)(ii): The determination of cash generating units ("CGUs") in the assessment of non-financial asset impairments; and,
•Note 3(i): Identification of performance obligations in revenue arrangements.
Estimates
•Note 2(b)(ii): Fair value of an acquired interest in the PGI joint venture;
•Note 3(f)(ii): Recoverability of non-financial assets;
•Note 3(j): Provision for income taxes; and,
•Note 23: Fair value of Level 3 derivative instruments.